Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions			6 Months Ended
	Sep. 20, 2019	Aug. 09, 2019	Sep. 30, 2019	Sep. 30, 2018	May 15, 2019	Mar. 31, 2019
Statement of changes in equity [abstract]
Total number of authorized shares of common stock			3,000,000,000			3,000,000,000
Number of shares authorized to be repurchased					32,000,000
Shares authorized to be repurchased amount					¥ 100,000
Number of shares repurchased		26,502,400
Purchase of treasury stock		¥ 100,000	¥ 100,040	¥ 70,048
Treasury stock cancelled	26,502,400